Brown Advisory Flexible Equity Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.6%
Communication Services - 11.9%
6,054	Alphabet, Inc. - Class A*	16,838,293
11,348	Alphabet, Inc. - Class C*	31,694,850
69,153	Meta Platforms, Inc.*	15,376,861
194,634	Pinterest, Inc.*	4,789,943
61,424	T-Mobile US, Inc.*	7,883,770
60,524	Walt Disney Co.*	8,301,472
		84,885,189
Consumer Discretionary - 13.3%
62,087	Alibaba Group Holding, Ltd. ADR*	6,755,066
7,627	Amazon.com, Inc.*	24,863,639
7,967	Booking Holdings, Inc.*	18,710,101
66,096	Bright Horizons Family Solutions, Inc.*	8,770,278
150,656	CarMax, Inc.*	14,535,291
67,770	Lowe's Companies, Inc.	13,702,416
130,407	TJX Companies, Inc.	7,900,056
		95,236,847
Consumer Staples - 1.7%
532,705	Nomad Foods, Ltd.*	12,028,479
Energy - 2.9%
260,764	Baker Hughes Co.	9,494,417
341,893	Suncor Energy, Inc.	11,142,293
		20,636,710
Financials - 17.6%
68,287	Ameriprise Financial, Inc.	20,510,683
481,337	Bank of America Corp.	19,840,711
88,042	Berkshire Hathaway, Inc.*	31,070,902
88,280	Blackstone, Inc.	11,206,263
16,511	First Citizens BancShares, Inc.	10,989,722
124,088	JPMorgan Chase & Co.	16,915,676
268,595	KKR & Co., Inc.	15,704,750
		126,238,707
Health Care - 11.7%
49,856	Agilent Technologies, Inc.	6,597,444
36,165	Anthem, Inc.	17,764,971
204,555	Edwards Lifesciences Corp.*	24,080,215
92,051	Merck & Co., Inc.	7,552,785
53,695	UnitedHealth Group, Inc.	27,382,839
		83,378,254
Industrials - 6.7%
61,152	Canadian National Railway Co.	8,202,929
261,902	Carrier Global Corp.	12,013,445
93,903	Otis Worldwide Corp.	7,225,836
130,543	Stericycle, Inc.*	7,691,594
35,383	United Rentals, Inc.*	12,568,395
		47,702,199
Information Technology - 27.9%
32,615	Accenture PLC	10,998,756
61,594	Analog Devices, Inc.	10,174,097
182,710	Apple, Inc.	31,902,993
22,151	Intuit, Inc.	10,651,087
89,079	MasterCard, Inc.	31,835,053
156,295	Microsoft Corp.	48,187,312
68,219	PayPal Holdings, Inc.*	7,889,527
139,241	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,517,267
150,401	Visa, Inc.	33,354,430
		199,510,522
Materials - 0.9%
195,178	Avantor, Inc.*	6,600,920
Total Common Stocks (Cost $280,701,073)		676,217,827

Real Estate Investment Trusts - 1.5%
30,661	SBA Communications Corp.	10,550,450
Total Real Estate Investment Trusts (Cost $4,994,165)		10,550,450

Short-Term Investments - 5.0%
Money Market Funds - 5.0%
35,975,848	First American Government Obligations Fund - Class Z, 0.15%#	35,975,848
Total Short-Term Investments (Cost $35,975,848)		35,975,848
Total Investments - 101.1% (Cost $321,671,086)		722,744,125
Liabilities in Excess of Other Assets - (1.1)%		(7,646,680)
NET ASSETS - 100.0%		$715,097,445

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.